Disclosures About Fair Value of Financial Instruments - Changes in Fair Value Due to Observable Factors (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, January 1, Other Assets	$ 6,315	$ 2,001
Total realized gains included in income, Other Assets	75	242
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31, Other Assets
Purchases, issuances and settlements, net, Other Assets	5,000	4,072
Transfers out of Level 3, Other Assets
Fair value, December 31, Other Assets	11,390	6,315
Fair value, January 1, Other Liabilities
Total realized gains included in income, Other Liabilities
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31 , Other Liabilities
Purchases, issuances and settlements, net, Other Liabilities
Transfers out of Level 3, Other Liabilities
Fair value, December 31 , Other Liabilities
Other Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31